UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/08 - 3/31/08

Item 1 - Schedule of Investments - March 31, 2008 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s	Value
Amount/Units		Rating	(Note1)
		(Unaudited)
CORPORATE DEBT SECURITIES - 138.58% (d)
Aerospace and Defense - 2.03%
1,625	GenCorp Inc., Senior Subordinated Notes,
	9.50%, 08/15/13	B1	1,605
925	Hawker Beechcraft Acquisition Company LLC,
	Senior Notes, 8.50%, 04/01/15	B3	953
425	Hawker Beechcraft Acquisition Company LLC,
	Senior Notes, 8.875%, 04/01/15	B3	435
300	Hawker Beechcraft Acquisition Company LLC,
	Senior Subordinated Notes, 9.75%, 04/01/17	Caa1	298
825	TransDigm Inc., Senior Subordinated Notes,
	7.75%, 07/15/14	B3	821
			4,112
Automobile - 5.24%
950	Accuride Corporation, Senior Subordinated Notes,
	8.50%, 02/01/15	B3	774
1,875	Allison Transmission, Inc., Senior Notes,
	11.25%, 11/01/15 (g)	Caa1	1,556
300	Cooper Standard Automotive Inc., Senior Subordinated
	Notes, 8.375%, 12/15/14	Caa1	225
425	General Motors Corporation, Senior Notes,
	7.125%, 07/15/13	Caa1	327
525	General Motors Corporation, Senior Notes,
	7.20%, 01/15/11	Caa1	440
1,300	General Motors Corporation, Senior Notes,
	7.70%, 04/15/16	Caa1	949
935	Goodyear Tire & Rubber Company, Senior Notes,
	8.625%, 12/01/11	Ba3	984
525	KAR Holdings, Inc., Senior Notes,
	7.239%, 05/01/14	B3	433
1,300	KAR Holdings, Inc., Senior Subordinated Notes,
	10%, 05/01/15	Caa1	1,124
950	SPX Corporation, Senior Notes,
	7.625%, 12/15/14 (g)	Ba2	981
1,075	Tenneco Inc., Senior Subordinated Notes,
	8.625%, 11/15/14	B3	1,056
375	TRW Automotive Inc., Senior Notes,
	7%, 03/15/14 (g)	Ba3	345
1,075	TRW Automotive Inc., Senior Notes,
	7.25%, 03/15/17 (g)	Ba3	978
250	United Auto Group, Inc., Senior Subordinated Notes,
	7.75%, 12/15/16	B3	215
275	United Components, Inc., Senior Subordinated Notes,
	9.375%, 06/15/13	Caa1	252
			10,639
Beverage, Food and Tobacco - .51%
1,025	Del Monte Corporation, Senior Subordinated
	Notes, 8.625%, 12/15/12	B2	1,043

Broadcasting and Entertainment - 10.15%
1,650	Allbritton Communications Company, Senior
	Subordinated Notes, 7.75%, 12/15/12	B1	1,613
175	AMC Entertainment, Inc., Senior Subordinated Notes,
	11%, 02/01/16	B2	165
400	Barrington Broadcasting Group LLC, Senior
	Subordinated Notes, 10.50%, 08/15/14	B3	363
450	Bonten Media Group, Inc., Senior Subordinated Notes,
	9%, 06/01/15 (g)	Caa1	347
425	Canadian Satellite Radio, Senior Notes,
	12.75%, 02/15/14	(e)	401
400	Clear Channel Communications, Senior Notes,
	4.25%, 05/15/09	Baa3	384
2,075	Clear Channel Communications, Senior Notes,
	6.25%, 03/15/11	Baa3	1,764
100	CSC Holdings, Inc., Senior Notes,
	7.625%, 07/15/18	B1	91
600	CSC Holdings, Inc., Senior Notes,
	8.125%, 07/15/09	B1	604
1,303	DIRECTV Holdings LLC, Senior Notes,
	8.375%, 03/15/13	Ba3	1,326
1,128	EchoStar DBS Corporation, Senior Notes,
	6.625%, 10/01/14	Ba3	1,032
775	EchoStar DBS Corporation, Senior Notes,
	7%, 10/01/13	Ba3	730
500	Gaylord Entertainment, Senior Notes,
	6.75%, 11/15/14	Caa1	437
500	Intelsat Subsidiary Holding Co., Ltd., Senior Notes,
	8.25%, 01/15/13	B3	502
475	Kabel Deutschland GmbH, Senior Notes,
	10.625%, 07/01/14	B2	465
2,300	Lamar Media Corporation, Senior Subordinated Notes,
	6.625%, 08/15/15	Ba3	2,030
350	Local TV Finance, LLC, Senior Notes,
	9.25%, 06/15/15 (g)	Caa1	283
1,025	Mediacom Broadband LLC, Senior Notes,
	8.50%, 10/15/15	B3	869
625	Nexstar Broadcasting, Inc., Senior Subordinated Notes
	7%, 01/15/14	Caa1	541
1,649	PanAmSat Corporation, Senior Notes,
	9%, 08/15/14	B3	1,661

250	Rainbow National Services LLC, Senior Notes,
	8.75%, 09/01/12 (g)	B1	256
300	Rogers Cable Inc., Senior Secured Notes,
	6.75%, 03/15/15	Baa3	303
300	Shaw Communications Inc., Senior Notes,
	8.25%, 04/11/10	Ba1	314
1,795	Sinclair Broadcast Group, Inc., Senior Subordinated
	Notes, 8%, 03/15/12	Ba3	1,817
1,100	Univision Communications, Inc., Senior Notes,
	9.75%, 03/15/15 (g)	B3	654
250	Videotron Ltee., Senior Notes,
	6.375%, 12/15/15	Ba1	219
1,475	Videotron Ltee., Senior Notes,
	6.875%, 01/15/14	Ba1	1,357
75	XM Satellite Radio, Inc., Senior Notes
	9.75%, 05/01/14	Caa1	73
			20,601
Building and Real Estate - 3.74%
500	AMH Holdings, Inc., Senior Notes,
	11.25%, 03/01/14 (b)	Caa2	343
1,000	American Real Estate Partnership, Senior Note,
	7.125%, 02/15/13	Ba3	913
125	American Real Estate Partnership, Senior Note,
	8.125%, 06/01/12	Ba3	122
625	B.F. Saul Real Estate Investment Trust, Senior Secured
	Notes, 7.50%, 03/01/14	Ba2	556
675	Builders FirstSource, Inc., Senior Secured Notes,
	7.315%, 02/15/12	B3	472
500	FelCor Lodging Limited Partnership, Senior Notes,
	8.50%, 06/01/11	Ba3	494
1,725	Host Marriott, L.P., Senior Notes,
	6.75%, 06/01/16	Ba1	1,617
875	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13	Ba3	851
375	US Concrete, Inc., Senior Subordinated Notes,
	8.375%, 04/01/14	B2	302
925	United Rentals (North America), Inc., Senior Subordianted
	Notes, 6.50%, 02/15/12	B1	835
400	United Rentals (North America), Inc., Senior Subordianted
	Notes, 7.75%, 11/15/13	B3	325
800	Ventas Realty, Limited Partnership, Senior Notes,
	6.50%, 06/01/16	Ba1	774
			7,604
Cargo Transport - 1.21%
1,125	American Railcar Industries, Inc., Senior
	Notes, 7.50%, 03/01/14	B1	1,007
825	Greenbrier Companies, Inc., Senior Notes,
	8.375%, 05/15/15	B2	780
600	Swift Transportation Co., Inc., Senior Secured
	Notes, 12.50%, 05/15/17 (g)	Caa1	249
400	TFM, S.A. de C.V., Senior Notes,
	9.375%, 05/01/12	B2	416
			2,452
Chemicals, Plastics and Rubber - 2.38%
550	Hercules Inc., Senior Subordinated Notes,
	6.75%, 10/15/29	Ba1	517
800	Ineos Group Holdings plc, Senior Secured Notes,
	8.50%, 02/15/16 (g)	B3	615
1,225	INVISTA S.A.R.L., Senior Notes
	9.25%, 05/01/12 (g)	Ba3	1,253
1,300	KI Holdings, Inc., Senior Notes,
	9.875%, 11/15/14 (b)	B3	1,128
500	Koppers Inc., Senior Secured Notes,
	9.875%, 10/15/13	B2	519
650	Nalco Company, Senior Notes,
	7.75%, 11/15/11	B1	653
200	Nell AF S.a.r.l., Senior Secured Notes,
	8.375%, 08/15/15 (g)	B3	144
			4,829
Containers, Packaging and Glass - 6.42%
825	AEP Industries, Inc., Senior Notes,
	7.875%, 03/15/13	B1	751
350	Berry Plastics Holding Corporation, Senior Secured
	Notes, 6.675%, 09/15/14	Caa1	279
125	Berry Plastics Holding Corporation, Senior Secured
	Notes, 8.875%, 09/15/14	Caa1	109
950	Boise Cascade, LLC, Senior Subordinated Notes,
	Notes, 7.125%, 10/15/14	B2	886
950	BWAY Corporation, Senior Subordinated Notes,
	10%, 10/15/10	B3	910
550	Clondalkin Acquisition BV, Senior Notes,
	4.80%, 12/15/13 (g)	Ba3	451
275	Domtar Inc., Senior Notes,
	5.375%, 12/01/13	B1	241
1,100	Domtar Inc., Senior Notes,
	7.125%, 08/15/15	B1	1,022
100	Domtar Inc., Senior Notes,
	9.50%, 08/01/16	B1	102
775	Georgia-Pacific Corporation, Senior Notes,
	7%, 01/15/15 (g)	Ba3	721
900	Georgia-Pacific Corporation, Senior Notes,
	7.125%, 01/15/17 (g)	Ba3	833

525	Georgia-Pacific Corporation, Senior Notes,
	7.70%, 06/15/15	B2	494
1,200	Georgia-Pacific Corporation, Senior Notes,
	8.125%, 05/15/11	B2	1,188
175	JSG Funding, PLC, Senior Subordinated Notes,
	7.75%, 04/01/15	B2	154
525	NewPage Corporation, Senior Secured Notes,
	10%, 05/01/12	B2	533
150	NewPage Corporation, Senior Secured Notes,
	10%, 05/01/12 (g)	B2	152
675	NewPage Corporation, Senior Subordinated Notes,
	12%, 05/01/13	B3	677
975	Owens-Brockway Glass Container, Inc., Senior Notes,
	6.75%, 12/01/14	B3	973
575	Plastipak Holdings, Inc., Senior Notes,
	8.50%, 12/15/15 (g)	B3	523
475	Rock-Tenn Company, Senior Notes,
	8.20%, 08/15/11	Ba3	487
450	Rock-Tenn Company, Senior Notes,
	9.25%, 03/15/16 (g)	Ba3	466
325	Stone Container Corporation, Senior Notes,
	8.375%, 07/01/12	B3	294
400	Stone Container Finance Company of Canada II,
	Senior Notes, 7.375%, 07/15/14	B3	336
525	Verso Paper Holdings LLC, Senior Secured Notes,
	6.989%, 08/01/14	B2	445
			13,027
Diversified/Conglomerate Manufacturing - 1.72%
725	Bombardier Inc., Senior Notes,
	6.30%, 05/01/14 (g)	Ba2	698
500	Hawk Corporation, Senior Notes,
	8.75%, 11/01/14	B3	508
2,175	RBS Global, Inc., Senior Notes,
	9.50%, 08/01/14	B3	2,044
250	Trinity Systems, Inc., Senior Notes,
	6.50%, 03/15/14	Baa3	243
			3,493
Diversified/Conglomerate Service - 3.45%
3,425	First Data Corporation, Senior Notes,
	9.875%, 09/24/15 (g)	B3	2,851
1,250	Hertz Corporation, Senior Notes,
	8.875%, 01/01/14	B1	1,184
525	Hertz Corporation, Senior Notes,
	10.50%, 01/01/16	B2	490
1,100	Mobile Services Group, Inc. Senior Notes,
	9.75%, 08/01/14	B3	1,039
825	Rental Services Corporation, Senior Notes
	9.50%, 12/01/14	Caa1	693
925	Sunstate Equipment Co, LLC, Senior Secured Notes,
	10.50%, 04/01/13 (g)	B3	740
			6,997
Ecological - 2.22%
1,150	Allied Waste North America, Inc., Senior Secured
	Notes, 7.25%, 03/15/15	B1	1,143
950	Allied Waste North America, Inc., Senior Secured
	Notes, 7.875%, 04/15/13	B1	976
1,625	Casella Waste Systems, Inc., Senior Subordinated
	Notes, 9.75%, 02/01/13	B3	1,588
800	WCA Waste Corporation, Senior Notes,
	9.25%, 06/15/14	B3	799
			4,506
Electronics - 8.62%
800	Avego Technologies Finance Pte. Ltd., Senior Notes,
	10.125%, 12/01/13	B2	848
875	Celestica Inc., Senior Subordinated Notes,
	7.875%, 07/01/11	B3	855
675	Dycom Investments, Inc., Senior Subordinated Notes,
	8.125%, 10/15/15	Ba3	635
825	Freescale Semiconductor, Inc., Senior Notes,
	6.675%, 12/15/14	B2	575
1,550	Freescale Semiconductor, Inc., Senior Notes,
	8.875%, 12/15/14	B2	1,224
800	General Cable Corporation, Senior Notes,
	1%, 10/15/12 (g)	B1	783
375	General Cable Corporation, Senior Notes,
	5.073%, 04/01/15	B1	323
475	General Cable Corporation, Senior Notes,
	7.125%, 04/01/17	B1	452
825	iPayment Inc., Senior Subordinated Notes,
	9.75%, 05/15/14	Caa1	734
783	iPayment Inc., Senior Subordinated Notes,
	11.625%, 07/15/14 (g)(i)	(e)	799
725	Lucent Technologies, Inc., Senior Notes
	6.45%, 03/15/29	Ba3	517
1,275	Lucent Technologies, Inc., Senior Notes
	6.50%, 01/15/28	Ba3	915
1,850	Nortel Networks Limited, Senior Notes,
	8.508%, 07/15/11	B3	1,591
975	NXP B.V., Senior Secured Notes,
	7.008%, 10/15/13	Ba3	807

400	NXP B.V., Senior Secured Notes,
	9.50%, 10/15/15	B3	331
389	Sanmina-SCI Corporation, Senior Notes,
	5.55%, 06/15/10 (g)	B1	377
350	Serena Software, Inc., Senior Subordinated Notes,
	10.375%, 03/15/16	Caa1	323
450	Spansion Technology, Inc., Senior Notes,
	11.25%, 01/15/16 (g)	Caa2	279
300	SS&C Technologies, Inc., Senior Subordinated Notes,
	11.75%, 12/01/13	Caa1	297
350	STATS ChipPAC Ltd., Senior Notes,
	6.75%, 11/15/11	Ba1	353
325	STATS ChipPAC Ltd., Senior Notes,
	7.50%, 07/19/10	Ba1	335
1,950	Sungard Data Systems Inc., Senior Notes,
	9.125%, 08/15/13	Caa1	1,974
825	Superior Essex Communications LLC, Senior Notes,
	9%, 04/15/12	B3	796
775	Travelport LLC, Senior Subordintaed Notes,
	11.875%, 09/01/16	Caa1	651
300	Unisys Corporation, Senior Notes,
	6.875%, 03/15/10	B2	283
450	Unisys Corporation, Senior Notes,
	12.50%, 01/15/16	B2	447
			17,504
Finance - 6.14%
550	E*Trade Financial Corporation, Senior Notes,
	8%, 06/15/11	Ba3	468
300	Ford Motor Credit Company, Senior Notes,
	7.375%, 10/28/09	B1	276
4,675	Ford Motor Credit Company, Senior Notes,
	8.708%, 04/15/12	B1	4,371
1,725	GMAC LLC, Senior Notes,
	5.625%, 05/15/09	B1	1,579
3,750	GMAC LLC, Senior Notes,
	6.875%, 08/28/12	B1	2,863
975	Mobile Mini, Inc. Senior Notes,
	6.875%, 05/01/15	B1	780
1,400	Nuveen Investments, Inc., Senior Notes,
	5.50%, 09/15/15	B3	896
900	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15 (g)	B3	778
525	Snoqualmie Entertainment Authority, Senior Notes,
	9.125%, 02/01/15 (g)	B3	449
			12,460
Furnishings, Housewares, Durable Consumer Products - .06%
150	Simmons Company, Senior Subordinated Notes,
	7.875%, 01/15/14	B2	123

Healthcare, Education and Childcare - 10.01%
1,050	Cengage Learning Acquisitions, Inc., Senior
	Subordinated Notes, 13.25%, 07/15/15 (b)(g)	Caa2	751
4,000	CHS/Community Health Systems, Inc., Senior Notes,
	8.875%, 07/15/15	B3	4,030
375	CRC Health Corporation, Senior Subordinated Notes,
	10.75%, 02/01/16	Caa1	353
300	DaVita, Inc., Senior Notes,
	6.625%, 03/15/13	B1	290
1,825	DaVita, Inc., Senior Subordinated Notes,
	7.25%, 03/15/15	B2	1,788
825	Education Management LLC, Senior Notes,
	8.75%, 06/01/14	B2	701
1,175	Education Management LLC, Senior Subordinated
	Notes, 10.25%, 06/01/16	Caa1	958
3,000	HCA, Inc., Senior Secured Notes,
	9.25%, 11/15/16	B2	3,124
300	HCA, Inc., Senior Secured Notes,
	9.625%, 11/15/16	B2	312
2,475	Health Management Associates, Inc., Senior Notes,
	6.125%, 04/15/16	(e)	2,079
500	IASIS Healthcare LLC, Senior Subordinated
	Notes, 8.75%, 06/15/14	B3	492
225	Invacare Corporation, Senior Notes,
	9.75%, 02/15/15	B2	227
350	Omnicare, Inc., Senior Subordinated Notes,
	6.75%, 12/15/13	Ba3	312
1,500	Omnicare, Inc., Senior Subordinated Notes,
	6.875%, 12/15/15	Ba3	1,305
825	United Surgical Partners International, Inc., Senior
	Subordinated Notes, 8.875%, 05/01/17	Caa1	786
450	Universal Hospital Services, Inc., Senior Secured
	Notes, 8.288%, 06/01/15	B3	389
200	Universal Hospital Services, Inc., Senior Secured
	8.50%, 06/01/15	B3	201
613	US Oncology Holdings, Inc., Senior Notes,
	7.949%, 03/15/12 (i)	Caa1	472
250	US Oncology, Inc., Senior Notes,
	9%, 08/15/12	B2	249
375	US Oncology, Inc., Senior Subordinated
	Notes, 10.75%, 08/15/14	B3	371
1,175	Vanguard Health Holding Company II, LLC, Senior
	Subordinated Notes, 9%, 10/01/14	Caa1	1,140
			20,330

Hotels, Motels, Inns and Gaming - 6.69%
475	Chukchansi Economic Development Authority, Senior
	Notes, 8.238%, 11/15/12 (g)	B2	410
625	Fontainebleau Las Vegas, LLC,
	2nd Mortgage Notes, 10.25%, 06/15/15 (g)	Caa1	439
1,917	Harrah’s Operating Company, Senior Notes,
	5.50%, 07/01/10	Caa1	1,677
525	Little Traverse Bay Bands of Odawa Indians, Senior
	Notes, 10.25%, 02/15/14 (g)	B2	518
2,525	MGM MIRAGE, Senior Secured Notes,
	8.50%, 09/15/10	Ba2	2,620
1,100	Mohegan Tribal Gaming Authority, Senior Subordinated
	Notes, 8%, 04/01/12	Ba2	1,012
400	MTR Gaming Group, Inc., Senior Notes,
	9.75%, 04/01/10	B2	386
475	MTR Gaming Group, Inc., Senior Subordinated Notes,
	9%, 06/01/12	B3	417
800	Park Place Corporation, Senior Notes,
	7.875%, 03/15/10	Caa1	750
875	Pinnacle Entertainment, Inc., Senior Subordinated
	Notes, 8.25%, 03/15/12	B3	824
1,212	Pokagon Gaming Authority, Senior Notes,
	10.375%, 06/15/14 (g)	B3	1,279
50	San Pasqual Casino Develoment Group, Senior Notes,
	8%, 09/15/13 (g)	B2	47
1,100	Shingle Springs Tribal Gaming Authority, Senior
	Secured Notes, 9.375%, 06/15/15 (g)	B3	973
2,325	Wynn Las Vegas LLC, Senior Notes,
	6.625%, 12/01/14	Ba2	2,232
			13,584
Insurance - 1.76%
375	Alliant Holdings I, Incorporated, Senior Notes,
	11%, 05/1/15 (g)	Caa1	308
575	Centene Corporation, Senior Notes,
	7.25%, 04/01/14	Ba3	539
1,600	Hub International Limited, Senior Notes,
	9%, 12/15/14 (g)	B3	1,256
1,050	Hub International Limited, Senior Subordinated Notes,
	10.25%, 06/15/15 (g)	Caa1	772
525	USI Holdings Corporation, Senior Notes
	6.94%, 11/15/14 (g)	B3	385
425	USI Holdings Corporation, Senior Subordinated Notes,
	9.75%, 05/15/15 (g)	Caa1	311
			3,571
Machinery - .61%
1,125	Columbus McKinnon Corporation, Senior
	Subordinated Notes, 8.875%, 11/01/13	B1	1,164
100	Commercial Vehicle Group, Inc., Senior Notes,
	8%, 07/01/13	B2	82
			1,246
Mining, Steel, Iron and Non-Precious Metals - 10.12%
975	Alpha Natural Resources, LLC, Senior Notes,
	10%, 06/01/12	B3	1,021
675	Arch Western Finance LLC, Senior Notes,
	6.75%, 07/01/13	B1	673
350	ESCO Corporation, Senior Notes,
	6.675%, 12/15/13 (g)	B2	311
1,225	ESCO Corporation, Senior Notes,
	8.625%, 12/15/13 (g)	B2	1,188
1,125	Foundation PA Coal Company, Senior Notes,
	7.25%, 08/01/14	Ba3	1,111
1,375	Freeport-McMoRan Copper & Gold Inc., Senior Notes,
	8.25%, 04/01/15	Ba2	1,451
6,675	Freeport-McMoRan Copper & Gold Inc., Senior Notes,
	8.375%, 04/01/17	Ba2	7,059
750	Gerdau Ameristeel Corporation, Senior Notes,
	10.375%, 07/15/11	Ba1	788
1,650	Gibraltar Industries, Inc., Senior Subordinated Notes,
	8%, 12/01/15	Ba3	1,336
175	International Coal Group, Inc., Senior Notes,
	10.25%, 7/15/14	Caa2	168
375	Metals USA, Inc., Senior Secured Notes,
	11.125%, 12/01/15 (i)	B3	368
850	Novelis, Inc., Senior Notes,
	7.25%, 02/15/15	B3	752
725	Peabody Energy Corporation, Convertible Junior
	Subordinated Debentures, 4.75%, 12/15/66	Ba3	819
450	Peabody Energy Corporation, Senior Notes,
	7.375%, 11/01/16	Ba1	467
350	PNA Group, Incorporated, Senior Notes,
	10.75%, 09/01/16	B3	301
550	Ryerson, Inc., Senior Notes,
	12%, 11/01/15 (g)	B2	520
575	Steel Dynamics, Inc., Senior Notes,
	6.75%, 04/01/15	Ba2	558
1,150	Steel Dynamics, Inc., Senior Notes,
	7.375%, 11/01/12 (g)	Ba2	1,160
575	Tube City IMS Corporation., Senior Subordinated Notes,
	9.75%, 02/01/15	B3	506
			20,557

Oil and Gas - 14.98%
75	AmeriGas Partners, L.P., Senior Notes,
	7.125%, 05/20/16	B1	74
1,650	AmeriGas Partners, L.P., Senior Notes,
	7.25%, 05/20/15	B1	1,625
875	Bristow Group, Inc. Senior Notes,
	7.50%, 09/15/17	Ba2	879
950	CHC Helicopter Corporation, Senior Subordinated
	Notes, 7.375%, 05/01/14	B1	940
50	Chesapeake Energy Corporation, Senior Notes,
	6.375%, 06/15/15	Ba3	49
2,825	Chesapeake Energy Corporation, Senior Notes,
	6.50%, 08/15/17	Ba3	2,719
50	Chesapeake Energy Corporation, Senior Notes,
	6.875%, 01/15/16	Ba3	50
1,000	Cimarex Energy Company, Senior Notes,
	7.125%, 05/01/17	B1	993
200	Compagnie Generale De Geophysique-Veritas, Senior
	Notes, 7.50%, 05/15/15	Ba3	204
1,275	Compagnie Generale De Geophysique-Veritas, Senior
	Notes, 7.75%, 05/15/17	Ba3	1,300
1,250	Complete Production Services, Inc., Senior
	Notes, 8%, 12/15/16	B2	1,209
1,075	Compton Petroleum Finance Corporation, Senior
	Notes, 7.625%, 12/01/13	B2	1,035
1,150	Copano Energy, LLC, Senior Notes,
	8.125%, 03/01/16	B2	1,187
725	Denbury Resources, Inc., Senior Subordinated Notes,
	7.50%, 04/01/13	B1	739
350	Denbury Resources, Inc., Senior Subordinated Notes,
	7.50%, 12/15/15	B1	357
575	Encore Acquisition Company, Senior Subordinated
	Notes, 6.25%, 04/15/14	B1	533
1,075	Encore Acquisition Company, Senior Subordinated
	Notes, 7.25%, 12/01/17	B1	1,027
500	Energy Partners Ltd., Senior Notes,
	9.75%, 04/15/14	Caa2	415
525	Ferrellgas, L.P., Senior Notes,
	6.75%, 05/01/14	Ba3	507
1,575	Ferrellgas Partners L.P., Senior Notes,
	8.75%, 06/15/12	B2	1,603
1,950	Forest Oil Corp., Senior Notes,
	7.25%, 06/15/19	B1	1,987
1,450	Hilcorp Energy I, L.P., Senior Notes,
	7.75%, 11/01/15 (g)	B3	1,363
450	Key Energy Services, Inc., Senior Notes,
	8.375%, 12/01/14 (g)	B1	450
875	Offshore Logistics, Inc., Senior Notes,
	6.125%, 06/15/13	Ba2	842
950	OPTI Canada Inc., Senior Secured Notes,
	7.875%, 12/15/14	B1	931
325	OPTI Canada Inc., Senior Secured Notes,
	8.25%, 12/15/14	B1	323
1,275	PetroHawk Energy Corporation, Senior Notes,
	9.125%, 07/15/13	B3	1,310
1,050	Plains Exploration & Production Co., Senior
	Notes, 7%, 03/15/17	B1	1,011
525	Range Resources Corporation, Senior Subordinated
	Notes, 6.375%, 03/15/15	Ba3	519
575	Range Resources Corporation, Senior Subordinated
	Notes, 7.50%, 05/15/16	Ba3	587
825	Range Resources Corporation, Senior Subordinated
	Notes, 7.50%, 10/01/17	Ba3	846
850	Sabine Pass LNG, L.P., Senior Notes,
	7.50%, 11/30/16	Ba3	823
750	Southwestern Energy Company,
	7.50%, 02/01/18 (g)	Ba2	774
750	Stewart & Stevenson, LLC, Senior Notes,
	10%, 07/15/14	B3	714
425	Venoco, Inc., Senior Notes,
	8.75%, 12/15/11	Caa1	387
100	W & T Offshore, Inc., Senior Notes,
	8.25%, 06/15/14 (g)	B3	94
			30,406
Personal, Food and Miscellaneous Services - 4.13%
400	ARAMARK Corporation, Senior Notes,
	5%, 06/01/12	B3	350
1,450	ARAMARK Corporation, Senior Notes,
	6.739%, 02/01/15	B3	1,280
750	FTD, Inc., Senior Subordinated Notes,
	7.75%, 02/15/14	B3	658
800	FTI Consulting, Inc., Senior Notes,
	7.625%, 06/15/13	Ba2	820
750	FTI Consulting, Inc., Senior Notes,
	7.75%, 10/01/16	Ba2	776
1,100	Mac-Gray Corporation, Senior Notes,
	7.625%, 08/15/15	B2	1,056
850	O’Charleys, Inc., Senior Subordinated Notes,
	9%, 11/01/13	B1	769
1,575	OSI Restaurant Partners, Inc., Senior Notes,
	10%, 06/15/15 (g)	Caa1	992
475	Real Mex Restaurants, Inc., Senior Secured Notes,
	10%, 04/01/10	B1	442
700	Restaurant Company, Senior Notes,
	10%, 10/01/13	B3	443
900	West Corporation, Senior Subordinated Notes,
	9.50%, 10/15/14	Caa1	805
			8,391

Personal Non-Durable Consumer Products - 1.40%
800	ACCO Brands Corporation, Senior Subordinated
	Notes, 7.625%, 08/15/15	B2	708
1,400	Bausch & Lomb, Incorporated, Senior Notes,
	9.875%, 11/01/15 (g)	Caa1	1,428
50	Jostens Holding Corporation, Senior Notes,
	10.25%, 12/01/13 (b)	B3	47
675	Jostens Intermediate Holding Corp., Senior
	Subordinated Notes, 7.625%, 10/01/12	B1	658
			2,841
Personal Transportation - .37%
975	Continental Airlines, Inc., Senior Notes,
	8.75%, 12/01/11	B3	760

Printing and Publishing - 4.02%
451	Affinity Group Holding, Inc., Senior Notes,
	10.875%, 02/15/12 (i)	Caa1	406
850	Affinity Group Inc., Senior Subordinated Notes,
	9%, 02/15/12	B3	785
853	CanWest Media Works, Inc., Senior Subordinated Notes,
	8%, 09/15/12	B3	814
850	Deluxe Corporation, Senior Notes,
	7.375%, 06/01/15	Ba2	793
1,325	Harland Clarke Holdings Corp., Senior Notes
	7.815%, 05/15/15	Caa1	821
1,050	Idearc, Inc., Senior Notes,
	8%, 11/15/16	B2	682
300	Nielsen Finance LLC, Senior Notes,
	10%, 08/01/14	Caa1	299
2,225	R.H. Donnelley Finance Corporation III, Senior Notes,
	6.875%, 01/15/13	B3	1,346
1,125	R.H. Donnelley Inc., Senior Notes,
	8.875%, 10/15/17 (g)	B3	697
1,125	Valassis Communications, Inc., Senior Notes,
	8.25%, 03/01/15	B3	931
925	Windstream Regatta Holdings, Inc., Senior
	Subordinated Notes, 11%, 12/01/17(g)	Caa1	583
			8,157
Retail Stores - 3.76%
1,275	Alimentation Couche-Tard, Inc., Senior Subordinated
	Notes, 7.50%, 12/15/13	Ba2	1,275
550	AutoNation, Inc. Senior Notes,
	6.258%, 04/15/13	Ba2	446
75	AutoNation, Inc. Senior Notes,
	7%, 04/15/14	Ba2	66
875	Bon-Ton Stores Inc., Senior Notes,
	10.25%, 03/15/14	Caa1	591
1,150	Leslie’s Poolmart, Inc., Senior Notes,
	7.75%, 02/01/13	B2	1,055
1,400	Nebraska Book Company, Inc., Senior Subordinated
	Notes, 8.625%, 03/15/12	B3	1,256
1,025	Neiman Marcus Group, Inc., Senior Notes,
	9%, 10/15/15	B2	1,030
50	Payless Shoesource, Inc., Senior Subordinated Notes,
	8.25%, 08/01/13	B3	44
800	Sally Holdings, LLC, Senior Notes,
	9.25%, 11/15/14	B3	800
150	Sally Holdings, LLC, Senior Notes,
	10.50%, 11/15/16	Caa1	139
388	Susser Holdings, LLC, Senior Notes,
	10.625%, 12/15/13	B3	399
650	Yankee Candle Company, Inc., Senior Notes,
	8.50%, 02/15/15	B3	525
			7,626
Telecommunications - 13.91%
1,025	ALLTEL Corporation, Senior Notes,
	7%, 07/01/12	Caa1	825
1,050	American Tower Corporation, Senior Notes,
	7%, 10/15/17 (g)	Ba1	1,050
875	Broadview Networks Holdings, Inc., Senior Secured
	Notes, 11.375%, 09/01/12	B3	831
450	Centennial Cellular Operating Co. LLC, Senior Notes,
	10.125%, 06/15/13	B2	446
950	Centennial Communications Corp., Senior Notes,
	10%, 01/01/13	Caa1	876
75	Citizens Communications Company, Senior Notes,
	6.625%, 03/15/15	Ba2	67
1,450	Citizens Communications Company, Senior Notes,
	7.125%, 03/15/19	Ba2	1,276
1,825	Citizens Communications Company, Senior Notes,
	9%, 08/15/31	Ba2	1,597
75	Cricket Communications, Inc., Senior Notes,
	9.375%, 11/01/14	Caa1	71
1,750	Cricket Communications, Inc., Senior Notes,
	9.375%, 11/01/14 (g)	Caa1	1,667
900	Digicel Group Limited, Senior Notes,
	8.875%, 01/15/15 (g)	Caa2	760
1,475	Digicel Limited, Senior Notes,
	9.25%, 09/01/12 (g)	B3	1,486
850	GCI, Inc., Senior Notes,
	7.25%, 02/15/14	B1	701

875	iPCS, Inc., Senior Secured Notes,
	5.364%, 05/01/13	B1	674
825	iPCS, Inc., Senior Secured Notes,
	6.489%, 05/01/14	Caa1	631
183	Level 3 Communications, Inc., Subordinated
	Notes, 6%, 03/15/10	Caa3	148
192	Level 3 Communications, Inc., Subordinated
	Notes, 6%, 09/15/09	Caa3	171
1,825	MetroPCS Wireless, Inc., Senior Notes,
	9.25%, 11/01/14	Caa1	1,688
1,750	Nordic Telephone Company Holdings ApS., Senior
	Notes, 8.875%, 05/01/16 (g)	B2	1,640
1,000	PAETEC Holding Corporation, Senior Notes,
	9.50%, 07/15/15	Caa1	920
825	Qwest Corporation, Senior Notes,
	6.05%, 06/15/13	Ba1	751
975	Qwest Corporation, Senior Notes,
	8.875%, 03/15/12	Ba1	997
1,600	Qwest Corporation, Senior Notes,
	7.50%, 02/15/14	Ba3	1,512
500	Qwest Corporation, Senior Notes,
	7.875%, 09/01/11	Ba1	499
1,175	Sprint Capital Corporation, Senior Notes,
	7.625%, 01/30/11	Baa3	1,095
375	Sprint Nextel Corporation, Senior Notes,
	6%, 12/01/16	Baa3	292
350	Time Warner Telecom Holdings, Inc., Senior Notes,
	9.25%, 02/15/14	B3	354
1,075	Triton PCS, Inc., Senior Notes
	8.50%, 06/01/13	Caa2	1,121
500	Valor Telecommunications Enterprise, LLC, Senior
	Notes, 7.75%, 02/15/15	Baa3	506
1,525	Wind Acquistion Finance S.A., Senior Notes,
	10.75%, 12/01/15 (g)	B2	1,525
1,000	Windstream Corporation, Senior Notes,
	8.125%, 08/01/13	Ba3	985
1,100	Windstream Corporation, Senior Notes,
	8.625%, 08/01/16	Ba3	1,083
			28,245
Textiles and Leather - .53%
500	AGY Holding Corp., Senior Secured Notes,
	11%, 11/15/14 (g)	B2	445
100	Interface, Inc., Senior Subordinated Notes,
	9.50%, 02/01/14	B3	104
759	Rafaella Apparel Group, Inc., Senior Secured Notes,
	11.25%, 06/15/11	B2	531
			1,080
Utilities - 12.40%
1,075	AES Corporation, Senior Notes,
	9.375%, 09/15/10	B1	1,134
1,350	Dynegy Holdings Inc., Senior Notes
	7.50%. 06/01/15	B2	1,276
2,100	Dynegy Holdings Inc., Senior Notes
	7.75%, 06/01/19	B2	1,969
2,750	Energy Future Holding Corporation, Senior Notes,
	10.875%, 11/01/17 (g)	B3	2,777
4,050	Energy Future Holding Corporation, Senior Notes,
	11.25%, 11/01/17 (g)	B3	3,999
875	Mirant Americas Generation, LLC, Senior Notes,
	8.30%, 05/01/11	B3	898
775	Mirant North America, LLC, Senior Notes,
	7.375%, 12/31/13	B1	789
1,275	NRG Energy, Inc., Senior Notes,
	7.25%, 02/01/14	B1	1,257
3,000	NRG Energy, Inc., Senior Notes,
	7.375%, 02/01/16	B1	2,947
1,650	Orion Power Holdings, Inc., Senior Notes,
	12%, 05/01/10	B2	1,803
650	Reliant Energy, Inc., Senior Notes,
	6.75%, 12/15/14	B2	664
900	Reliant Energy, Inc., Senior Notes,
	7.625%, 06/15/14	B3	898
800	Reliant Energy, Inc., Senior Notes,
	7.875%, 06/15/17	B3	800
225	Sierra Pacific Resources, Senior Notes,
	7.803%, 06/15/12	Ba3	234
2,050	Sierra Pacific Resources, Senior Notes,
	8.625%, 03/15/14	Ba3	2,152
1,400	Texas Competitive Electric Holdings, Senior Notes,
	10.25%, 11/01/15 (g)	B3	1,400
175	Williams Companies, Inc., Senior Notes,
	7.625%, 07/15/19	Baa3	187
			25,184
	Total Corporate Debt Securities
	(Total cost of $301,070)		281,368

BANK DEBT SECURITIES - 7.38% (d)
Broadcasting and Entertainment - .72%
746	Local TV Finance, LLC,
	5.157%, 05/07/13 (h)	B2	623
998	NV Broadcasting,
	6.08%, 10/26/13 (h)	(e)	843
			1,466
Containers, Packaging and Glass - .36%
750	NewPage Corporation,
	6.313%, 11/05/14(h)	B2	734
Diversified/Conglomerate Service - .67%
1,746	First Data Corporation,
	5.355%, 09/24/14 (h)	Ba3	1,362
Electronics - 1.19%
741	Infor Enterprise Solutions Holdings, Inc.,
	6.45%, 07/28/12 (h)	B3	650
500	Infor Global Solutions, Inc.,
	8.946%, 03/15/14 (h)	Caa2	362
1,995	Palm Inc.
	6.21%, 04/24/14 (h)	Ba3	1,396
			2,408
Healthcare, Education and Childcare - 1.43%
244	Education Management LLC,
	4.50%, 06/01/13 (h)	B2	211
1,500	Laureate Education, Inc.,
	8.729%, 08/17/14 (h)	B1	1,333
1,500	HCA, Inc.,
	4.696%, 11/18/12 (h)	Ba2	1,362
			2,906
Hotels, Motels, Inns and Gaming - .30%
750	Fontainebleau Las Vegas, LLC,
	6.258%, 06/06/14 (h)	B2	611
Leisure, Amusement and Entertainment - .40%
998	Town Sports International LLC,
	4.688%, 08/27/13 (h)	Ba2	818
Oil and Gas - 1.26%
500	Dresser, Inc.,
	8.82%, 05/04/15 (h)	B3	467
1,500	SandRidge Energy, Inc.,
	8.625%, 04/01/15 (h)	B3	1,388
750	SandRidge Energy, Inc.,
	8.354%, 04/01/14 (h)	B3	694
			2,549
Personal, Food and Miscellaneous Services - .10%
241	OSI Restaurant Partners, Inc.,
	4.818%, 05/09/14 (h)	Ba3	198
Printing and Publishing - .18%
496	Penton Media, Inc.,
	4.954%, 02/01/13 (h)	B1	375
Telecommunications - .77%
1,000	Telesat Canada,
	6.568%, 11/5/14 (h)	B1	926
750	Trilogy International Partners LLC,
	6.196%, 06/27/12 (h)	B2	630
			1,556
	Total Bank Debt Securities
	(Total cost of $17,133)		14,983

Shares
PREFERRED STOCK - 1.38% (d)
Automobile - .33%
29,000	General Motors Corporation, Series D,
	Convertible, Preferred Stock, 1.50%	Caa1	661
Banking - .86%
800	Bank of America Corporation, Series L,
	Convertible, Preferred Stock, 7.25%	Aa3	833
19,200	Citigroup Inc., Series T,
	Convertible, Preferred Stock, 6.50%	A2	913
57,935	WestFed Holdings, Inc., Cumulative, Series A,
	Preferred Stock, 15.50% (a)(c)	(e)	—
			1,746
Broadcasting and Entertainment - .19%
483	Spanish Broadcasting System, Inc., Series B,
	Preferred Stock, 10.75%	Caa1	387
	Total Preferred Stock
	(Total cost of $7,777)		2,794

COMMON STOCK and WARRANTS - .35% (d)
32,675	B&G Foods, Inc., Enhanced Income
	Security	619
27,474	WestFed Holdings, Inc.,
	Common Stock (a)(c)	—
10,052	WKI Holding Company, Inc.,
	Common Stock (c)(f)(h)	90
	Total Common Stock and Warrants
	(Total cost of $2,980)	709

Principal
Amount
SHORT-TERM INVESTMENTS - 8.19% (d)
661	Anheuser-Busch Companies, Inc.,
	Commercial Paper, Due 04/01/08,
	Discount of 2.25% (g)	P-1	661
2,000	CIESCO, LLC,
	Commercial Paper, Due 04/24/08,
	Discount of 2.71%	P-1	1,997
2,000	Grampian Funding Limited,
	Commercial Paper, Due 05/27/08,
	Discount of 3.12%	P-1	1,990
2,000	Hewlett-Packard Company,
	Commercial Paper, Due 04/11/08,
	Discount of 2.80% (g)	P-1	1,998
2,000	Jupiter Securitization Corporation,
	Commercial Paper, Due 04/22/08,
	Discount of 2.70% (g)	P-1	1,997
2,000	MassMutual Funding LLC,
	Commercial Paper, Due 04/16/08,
	Discount of 2.67% (g)	P-1	1,998
2,000	Ranger Funding Company LLC,
	Commercial Paper, Due 04/18/08,
	Discount of 3.15%	P-1	1,997
2,000	SANPAOLO IMI U.S. Financial Company,
	Commercial Paper, Due 05/28/08,
	Discount of 2.90%	P-1	1,991
2,000	Wells Fargo Bank, N.A.,
	Bank Note, Due 04/29/08,
	Discount of 2.53%	P-1	2,000
	Total Short-Term Investments
	(Total cost of $16,629)		16,629
	TOTAL INVESTMENTS
	(Total cost of $345,589)		$316,483

(a)	Denotes issuer is in bankruptcy proceedings. Income is not being accrued.

(b)	Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)	Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at March 31, 2008 was $90.

(d)	Percentages indicated are based on total net assets to common shareholders of $203,027.

(e)	Not rated.

(f)	Non-income producing.

(g)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for vaulation policy. Total market value of Rule 144A securities amounted to $58,973 as of March 31, 2008.

(h)

Restricted as to public resale. At the date of acquisition, these securities were valued at cost. The total value of restricted securities owned at March 31, 2008 was $15,073 or 7.42% of total net assets to common shareholders.

(i)	Pay-In-Kind Security

Note 1 to Schedule of Investments - March 31, 2008 (Unaudited)

Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade.  Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified.  See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker.  Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of approximately $7,214,000 and a value of $90,000, are valued in good faith at fair market value using methods determined by the Board of Directors.

Fair Value Measurement – In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 is effective for the Fund’s fiscal year beginning January 1, 2008.

The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments:

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$619,000
Level 2 – Other Significant Observable Inputs	315,774,000
Level 3 – Significant Unobservable Inputs	90,000
Total	$316,483,000

Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method, for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 15, 2008

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 15, 2008